Debt Obligation (Parenthetical) (Detail)	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2011	Apr. 30, 2012	Sep. 30, 2013	Oct. 31, 2014
TMCL II Secured Debt Facility
Debt Instrument [Line Items]
Weighted average variable interest rate	1.86%	2.12%
TMCL IV Secured Debt Facility
Debt Instrument [Line Items]
Weighted average variable interest rate	2.42%	2.42%
TL Revolving Credit Facility
Debt Instrument [Line Items]
Weighted average variable interest rate	1.73%	1.71%
TW Revolving Credit Facility
Debt Instrument [Line Items]
Weighted average variable interest rate	2.16%	2.54%
TAP Funding Revolving Credit Facility
Debt Instrument [Line Items]
Weighted average variable interest rate	1.91%	2.17%
TL Term Loan
Debt Instrument [Line Items]
Weighted average variable interest rate	1.76%
2005-1 Bonds
Debt Instrument [Line Items]
Weighted average variable interest rate	0.70%	0.70%
2011-1 Bonds
Debt Instrument [Line Items]
Fixed interest rate	4.70%	4.70%	4.70%
2012-1 Bonds
Debt Instrument [Line Items]
Fixed interest rate	4.21%	4.21%		4.21%
2013-1 Bonds
Debt Instrument [Line Items]
Fixed interest rate	3.90%	3.90%			3.90%
2014-1 Bonds
Debt Instrument [Line Items]
Fixed interest rate	3.27%	3.27%				3.27%